Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued Expenses

7.Accrued Expenses

Accrued expenses shown in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2012
Loan and swap interest	$502,930	$479,024
Voyages expenses	370,877	246,183
Vessel operating expenses	754,946	766,332
Dry-docking expenses	70,611	20,927
Financing expenses	188,096	295,455
Professional fees	316,244	177,994
Other sundry liabilities and accruals	23,439	124,037
Total	$2,227,143	$2,109,952